Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line items]
Deposit	$ 724,545	$ 723,376	[1]
Purchased notes, net	1,500	1,600
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	408,211	412,561
Deposits structured liabilities	15,600	14,600
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	377,045
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	212,186
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	56,900	60,800
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	262,500	258,400
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 51,800	$ 53,600

[1]	Certain information has been restated to reflect the adoption of IFRS 17. See Note 1 to the interim consolidated financial statements for additional details.